FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Sensitivity Analysis
The effect of fluctuations in various exchange rates on the Company’s income and equity is as follows:

	December 31, 2020
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(341)	(179)	3,755	198	417
Other receivables	(13)	(7)	141	7	16
Trade payables	47	25	(518)	(27)	(58)
Other payables	117	61	(1,286)	(68)	(143)
Total NIS-linked balances	(190)	(100)	2,092	110	232
Euro-linked trade payables	(203)	(106)	(2,232)	248	117
Total	(393)	(206)	(140)	358	349

	December 31, 2019
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(53)	(28)	583	65	31
Other receivables	(56)	(29)	613	68	32
Trade payables	227	119	(2,501)	(278)	(132)
Other payables	71	37	(780)	(87)	(41)
Total NIS-linked balances	189	99	(2,085)	(232)	(110)
Euro-linked trade payables	(168)	(88)	(1,851)	206	97
Total	21	11	(3,936)	(26)	(13)

Schedule of Concentration of Currency Risk
Set forth below is certain data regarding dollar exchange rates:

	Exchange rate of NIS per $1	Exchange rate of Euro per $1
As of December 31:
2018	3.748	0.873
2019	3.456	0.891
2020	3.215	0.815

Percentage increase (decrease) in USD exchange rate:
2019	(7.8)%	2.1%
2020	(7.0)%	(8.5)%

Schedule of Linkage of Monetary Items
Set forth below is information on the linkage of monetary items:

	December 31, 2019			December 31, 2020
	Dollar	NIS	Other currencies	Dollar	NIS	Other Currencies
	USD in thousands			USD in thousands
Assets:
Current assets:
Cash and cash equivalents	4,082	583	632	12,488	3,755	588
Short term bank deposits	22,192	-	-	5,756	-	-
Other receivables	-	613	-	-	141	-
	26,274	1,196	632	18,244	3,896	588
Liabilities:
Current liabilities:
Current maturities of long-term loans	2,692	-	-	3,092	-	-
Accounts payable and accruals:
Trade	2,772	2,501	2,521	2,455	518	2,945
Other	500	780	-	154	1,286	-
Non-current liabilities
Long-term loans, net of current maturities	5,799	-	-	2,740	-	-
	11,763	3,281	2,521	8,441	1,804	2,945
Net asset value	14,511	(2,085)	(1,889)	9,803	2,092	(2,357)

Schedule of Credit Risk
The Company considers its maximum exposure to credit risk to be as follows:

	December 31,
	2019	2020
	in USD thousands
Assets:
Cash and cash equivalents	5,297	16,831
Short-term bank deposits	22,192	5,756
Other receivables	613	141
Total	28,102	22,728

Schedule of Changes in Financial Liabilities With Cash Flows Included in Financing Activities
	Long-term loans	Warrants	Total
	in USD thousands
Balance as of January 1, 2019	8,733	323	9,056
Changes during the year 2019:
Cash flows received	-	4,969	4,969
Cash flows paid	(889)	-	(889)
Amounts recognized through profit and loss	647	(4,634)	(3,987)
Balance as of December 31, 2019	8,491	658	9,149
Changes during the year 2020:
Cash flows received	-	5,669	5,669
Cash flows paid	(3,133)	-	(3,133)
Share premium resulting from exercise of warrants	-	(1,251)	(1,251)
Amounts recognized through profit and loss	474	5,142	5,616
Balance as of December 31, 2020	5,832	10,218	16,050

Schedule of Fair Value Measurement of Warrants
The following table presents the changes in level 3 instruments for the years ended December 31, 2018, 2019 and 2020:

Warrants
in USD thousands
Balance as of January 1, 2018	1,205
Changes during 2018:
Issuances	861
Changes in fair value through profit and loss	(1,743)
Balance as of December 31, 2018	323
Changes during 2019:
Issuances	4,969
Changes in fair value through profit and loss	(4,634)
Balance as of December 31, 2019	658
Changes during 2020:
Issuances	5,669
Exercises	(1,251)
Changes in fair value through profit and loss	5,142
Balance as of December 31, 2020	10,218